UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  April 30
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

       The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                                LARGE CAP FUND

     PREMIER SELECTIONS SERIES  |  SEMI-ANNUAL REPORT  |  OCTOBER 31, 2003



                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]                   [PHOTO]

ALAN J. BLAKE             JOHN B. CUNNINGHAM, CFA
PORTFOLIO MANAGER         PORTFOLIO MANAGER

       Premier Selections Series
 [GRAPHIC]

 Semi-Annual Report . October 31, 2003

 SMITH BARNEY PREMIER
 SELECTIONS LARGE CAP FUND

    ALAN J. BLAKE

    Alan Blake has more than 27 years of securities business experience and has managed the fund since its inception in 1999.

    Education: BS from Lehigh University, MS from the State University of New York.

    JOHN B. CUNNINGHAM, CFA

    John B. Cunningham, CFA, has more than 18 years of securities business experience.

    Education: Mr. Cunningham holds a BA from University of Virginia and an MBA from The Amos Tuck School at Dartmouth College.

    FUND OBJECTIVE

    The fund seeks long-term capital growth. It seeks to achieve this objective by combining the efforts of two segment managers with different styles (Value and Growth) and investing in the stock selections considered most attractive in the opinion of each segment manager.

    FUND FACTS

    FUND INCEPTION
    -------------------
    August 31, 1999

    COMBINED INVESTMENT
    INDUSTRY EXPERIENCE
    -------------------
    45 Years




What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  5
Statement of Operations...............................................  6
Statements of Changes in Net Assets...................................  7
Notes to Financial Statements.........................................  8
Financial Highlights.................................................. 12

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. equity market rallied sharply during the six months ended October 31, 2003 as investors responded to a number of positive developments. The end of major combat in Iraq, a rebound in consumer confidence and improved corporate profits all helped buoy stocks. Accommodative monetary and fiscal policy also contributed to the market's advance as the Fed lowered the federal funds rate/i/ another quarter of a percent to 1.00%, a four-decade low. On the fiscal front, Congress passed a tax reduction package that included rate reductions on capital gains and dividends.

From August through October, the economy grew at its fastest pace since 1984. The recent performance of the U.S. economy has supported an improvement in investor sentiment and corporate earnings. This economic environment proved to be a favorable one for the fund, as evidenced by its returns for the period.

Fund Performance
For the six months ended October 31, 2003, Class A shares of the Smith Barney Premier Selections Large Cap Fund, excluding sales charges, returned 17.42%. The fund outperformed its Lipper peer group of large-cap core funds, which returned 14.42% on average for the same period./1/ It also performed better than its unmanaged benchmark, the Russell 1000 Index, which returned 16.77% for the same period./ii/


                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                       6 Months
Class A Shares                          17.42%
Russell 1000 Index                      16.77%
Average of Lipper large-cap core funds  14.42%

   Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

   The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2003, calculated among 1,098 funds in the fund's Lipper peer group, including the reinvestment of dividends and capital gains and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal values and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost. Performance for other classes may vary.

/1/Lipper Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended October 31, 2003, calculated among 1,098 funds in the Lipper large-cap core funds category with reinvestment of dividends and capital gains and excluding sales charges.

  1 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

Special Shareholder Notice
The fund's Board of Directors has approved several changes to the fund affecting the fund's name and investment strategy. However, the fund's investment objective of long-term capital growth will not change. The fund's new name will be Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund.

The fund's strategy is to combine the efforts of the managers of each of the fund's two portfolio segments. The Fund's target allocations will be 50% to a Large Cap Growth segment (managed by Alan J. Blake) and 50% to a Large Cap Value segment (managed by John B. Cunningham). Each segment's manager will build a portfolio of stocks that they believe will offer superior long-term capital growth potential.

The fund will be coordinated by portfolio managers, who will purchase and sell securities for the fund on the basis of recommendations received from each segment's portfolio manager. These coordinating portfolio managers will identify and analyze duplicate positions that may occur if the different segment managers recommend the same security for their respective segment, and they will determine whether the size of each position is appropriate for the fund. Upon consultation with the fund's segment mangers, the coordinating portfolio managers may make adjustments if a segment becomes over- or underweighted, as a result of market appreciation or depreciation. The coordinating portfolio managers of the fund will be Roger Paradiso and Kirstin Mobyed.

For more information about these and other related changes, please refer to the prospectus supplement dated November 14, 2003, which was mailed to you under separate cover, or contact your financial adviser. The changes described in the prospectus supplement will become effective on or about January 21, 2004.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 12, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 3 and 4 for a list and percentage breakdown of the fund's holdings.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

/ii/The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

Additional Information About Your Fund
The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Advisor and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

  2 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                            OCTOBER 31, 2003


  SHARES                   SECURITY                     VALUE
------------------------------------------------------------------
COMMON STOCK -- 97.5%
Aerospace and Defense -- 2.0%
   156,400 Honeywell International Inc.             $    4,787,404
------------------------------------------------------------------
Banks -- 4.6%
   147,600 The Bank of New York Co., Inc.                4,603,644
   249,900 U.S. Bancorp                                  6,802,278
------------------------------------------------------------------
                                                        11,405,922
------------------------------------------------------------------
Beverages -- 3.6%
   188,900 The Coca-Cola Co.                             8,764,960
------------------------------------------------------------------
Biotechnology -- 2.5%
    99,800 Amgen Inc.*                                   6,163,648
------------------------------------------------------------------
Communications Equipment -- 5.1%
   108,500 Cisco Systems, Inc.*                          2,276,330
   953,300 Lucent Technologies Inc.*                     3,050,560
   214,600 Motorola, Inc.                                2,903,538
   253,100 Nokia Oyj, Sponsored ADR                      4,300,169
------------------------------------------------------------------
                                                        12,530,597
------------------------------------------------------------------
Computers and Peripherals -- 3.6%
    35,600 Dell Inc.*                                    1,285,872
   339,900 Hewlett-Packard Co.                           7,583,169
------------------------------------------------------------------
                                                         8,869,041
------------------------------------------------------------------
Diversified Financials -- 4.5%
   129,800 American Express Co.                          6,091,514
    85,100 Merrill Lynch & Co., Inc.                     5,037,920
------------------------------------------------------------------
                                                        11,129,434
------------------------------------------------------------------
Food and Drug Retailing -- 2.3%
   271,400 Safeway Inc.*                                 5,726,540
------------------------------------------------------------------
Food Products -- 2.1%
    90,600 Wm. Wrigley Jr. Co.                           5,109,840
------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.7%
   266,800 McDonald's Corp.                              6,672,668
------------------------------------------------------------------
Household Products -- 2.6%
   118,600 Kimberly-Clark Corp.                          6,263,266
------------------------------------------------------------------
Industrial Conglomerates -- 1.1%
    91,400 General Electric Co.                          2,651,514
------------------------------------------------------------------
Insurance -- 10.6%
   244,400 American International Group, Inc.           14,866,852
       144 Berkshire Hathaway Inc., Class A Shares*     11,204,640
------------------------------------------------------------------
                                                        26,071,492
------------------------------------------------------------------
Internet and Catalog Retail -- 5.6%
   254,800 Amazon.com, Inc.*                            13,866,216
------------------------------------------------------------------
Media -- 5.3%
   207,576 Comcast Corp., Class A Shares*                7,040,978
   142,300 Time Warner Inc.*                             2,175,767
   165,100 The Walt Disney Co.                           3,737,864
------------------------------------------------------------------
                                                        12,954,609
------------------------------------------------------------------


                      See Notes to Financial Statements.

  3 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                OCTOBER 31, 2003


  SHARES                                          SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------
Metals and Mining -- 3.2%
   251,200 Alcoa Inc.                                                                             $  7,930,384
--------------------------------------------------------------------------------------------------------------
Oil and Gas -- 3.8%
   127,000 ChevronTexaco Corp.                                                                       9,436,100
--------------------------------------------------------------------------------------------------------------
Personal Products -- 3.1%
   237,900 The Gillette Co.                                                                          7,589,010
--------------------------------------------------------------------------------------------------------------
Pharmaceuticals -- 10.9%
    90,600 Johnson & Johnson                                                                         4,559,898
   139,200 Merck & Co. Inc.                                                                          6,159,600
   354,120 Pfizer Inc.                                                                              11,190,192
   326,900 Schering-Plough Corp.                                                                     4,991,763
--------------------------------------------------------------------------------------------------------------
                                                                                                    26,901,453
--------------------------------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 6.7%
   175,300 Intel Corp.                                                                               5,793,665
   373,200 Texas Instruments Inc.                                                                   10,792,944
--------------------------------------------------------------------------------------------------------------
                                                                                                    16,586,609
--------------------------------------------------------------------------------------------------------------
Software -- 2.7%
   255,300 Microsoft Corp.                                                                           6,676,095
--------------------------------------------------------------------------------------------------------------
Specialty Retail -- 4.5%
   297,400 The Home Depot, Inc.                                                                     11,024,618
--------------------------------------------------------------------------------------------------------------
Tobacco -- 2.3%
   122,700 Altria Group, Inc.                                                                        5,705,550
--------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 2.1%
   721,500 AT&T Wireless Services Inc.*                                                              5,230,875
--------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $226,345,986)                                                                  240,047,845
--------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                          SECURITY                                           VALUE
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
$6,130,000 State Street Bank & Trust Co., 0.940% due 11/3/03; Proceeds at maturity -- $6,130,480;
             (Fully collateralized by U.S. Treasury Bonds, 9.875% due 11/15/15;
             Market value -- $6,257,700) (Cost -- $6,130,000)                                        6,130,000
--------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $232,475,986**)                                                               $246,177,845
--------------------------------------------------------------------------------------------------------------

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

  4 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                OCTOBER 31, 2003


ASSETS:
 Investments, at value (Cost -- $232,475,986)                      $ 246,177,845
 Cash                                                                        570
 Dividends and interest receivable                                       176,687
 Receivable for Fund shares sold                                          57,038
---------------------------------------------------------------------------------
 Total Assets                                                        246,412,140
---------------------------------------------------------------------------------
LIABILITIES:
 Payable for Fund shares reacquired                                      170,428
 Management fee payable                                                  155,777
 Distribution plan fees payable                                           83,022
 Accrued expenses                                                         77,139
---------------------------------------------------------------------------------
 Total Liabilities                                                       486,366
---------------------------------------------------------------------------------
Total Net Assets                                                   $ 245,925,774
---------------------------------------------------------------------------------
NET ASSETS:
 Par value of capital shares                                       $      31,135
 Capital paid in excess of par value                                 424,563,966
 Undistributed net investment income                                     166,372
 Accumulated net realized loss from investment transactions         (192,537,558)
 Net unrealized appreciation of investments                           13,701,859
---------------------------------------------------------------------------------
Total Net Assets                                                   $ 245,925,774
---------------------------------------------------------------------------------
Shares Outstanding:
 Class A                                                               7,050,356
---------------------------------------------------------------------------------
 Class B                                                              14,091,336
---------------------------------------------------------------------------------
 Class L                                                               9,993,727
---------------------------------------------------------------------------------
Net Asset Value:
 Class A (and redemption price)                                            $8.09
---------------------------------------------------------------------------------
 Class B *                                                                 $7.84
---------------------------------------------------------------------------------
 Class L *                                                                 $7.84
---------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
 Class A (net asset value plus 5.26% of net asset value per share)         $8.52
---------------------------------------------------------------------------------
 Class L (net asset value plus 1.01% of net asset value per share)         $7.92
---------------------------------------------------------------------------------

* Redemption price is NAV of Class B and L shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

  5 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)   FOR THE SIX MONTHS ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                   $  1,599,593
  Interest                                                          31,021
--------------------------------------------------------------------------
  Total Investment Income                                        1,630,614
--------------------------------------------------------------------------
EXPENSES:
  Distribution plan fees (Note 5)                                1,011,033
  Management fee (Note 2)                                          914,695
  Shareholder servicing fees (Note 5)                               99,226
  Shareholder communications (Note 5)                               22,638
  Audit and legal                                                   20,574
  Registration fees                                                 11,977
  Custody                                                           10,418
  Directors' fees                                                    9,263
  Other                                                              5,018
--------------------------------------------------------------------------
  Total Expenses                                                 2,104,842
--------------------------------------------------------------------------
Net Investment Loss                                               (474,228)
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Investment Transactions (excluding
  short-term investments):
   Proceeds from sales                                          72,459,505
   Cost of securities sold                                      82,375,956
--------------------------------------------------------------------------
  Net Realized Loss                                             (9,916,451)
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
  Investments:
   Beginning of period                                         (34,975,271)
   End of period                                                13,701,859
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       48,677,130
--------------------------------------------------------------------------
Net Gain on Investments                                         38,760,679
--------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 38,286,451
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

  6 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended October 31, 2003 (unaudited) and the Year Ended April 30, 2003

                                                    October 31      April 30
-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $   (474,228) $     640,600
  Net realized loss                                  (9,916,451)  (163,812,830)
  Increase in net unrealized appreciation            48,677,130     46,264,265
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                        38,286,451   (116,907,965)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                    3,154,001      4,981,902
  Cost of shares reacquired                         (27,178,004)   (84,009,286)
-------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                     (24,024,003)   (79,027,384)
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                    14,262,448   (195,935,349)

NET ASSETS:
  Beginning of period                               231,663,326    427,598,675
-------------------------------------------------------------------------------
  End of period*                                   $245,925,774  $ 231,663,326
-------------------------------------------------------------------------------
* Includes undistributed net investment income of:     $166,372       $640,600
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

  7 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Premier Selections Large Cap Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Company consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) class specific expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (h) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended October 31, 2003, the Fund paid transfer agent fees of $123,728 to CTB.

  8 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

Citigroup Global Markets Inc. ("CGM"), and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. For the six months ended October 31, 2003, CGM and its affiliates received brokerage commissions of $9,428.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2003, CGM and its affiliates received sales charges of approximately $14,000 and $6,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the six months ended October 31, 2003, CDSCs paid to CGM and its affiliates were approximately $106,000 for Class B shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

----------------------------------------------------
Purchases                                $47,140,077
----------------------------------------------------
Sales                                     72,459,505
----------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-----------------------------------------------------
Gross unrealized appreciation            $ 36,601,396
Gross unrealized depreciation             (22,899,537)
-----------------------------------------------------
Net unrealized appreciation              $ 13,701,859
-----------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

  9 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended October 31, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                    Class A Class B  Class L
-------------------------------------------------------------
Rule 12b-1 Distribution Plan Fees   $69,520 $553,428 $388,085
-------------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Servicing Fees          $20,889 $41,501 $36,836
-----------------------------------------------------------

For the six months ended October 31, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Communication Expenses  $4,180  $10,295 $8,163
-----------------------------------------------------------

6. Capital Shares

At October 31, 2003, the Company had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                         October 31, 2003           April 30, 2003
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold             249,032  $  1,809,860     220,131  $  1,586,505
Shares reacquired      (657,847)   (4,995,679) (2,559,537)  (18,400,445)
-----------------------------------------------------------------------
Net Decrease           (408,815) $ (3,185,819) (2,339,406) $(16,813,940)
-----------------------------------------------------------------------
Class B
Shares sold              87,759  $    642,287     266,264  $  1,881,304
Shares reacquired    (1,867,815)  (13,706,352) (5,171,677)  (36,515,921)
-----------------------------------------------------------------------
Net Decrease         (1,780,056) $(13,064,065) (4,905,413) $(34,634,617)
-----------------------------------------------------------------------
Class L
Shares sold              95,748  $    701,854     214,031  $  1,514,093
Shares reacquired    (1,155,188)   (8,475,973) (4,092,649)  (29,092,920)
-----------------------------------------------------------------------
Net Decrease         (1,059,440) $ (7,774,119) (3,878,618) $(27,578,827)
-----------------------------------------------------------------------

  10 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

7. Fund Name Change and New Investment Strategies

Effective January 21, 2004, the Fund's name will change to Smith Barney Multiple Discipline Funds -- Large Cap Growth and Value Fund. The Fund will be made up of Large Cap Growth and Large Cap Value segments. The Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations -- those with total market capitalization of $5 billion or more at the time of investment. The Large Cap Growth segment will seek to invest in large capitalization growth stocks that in the manager's opinion are of high quality and have superior balance sheets, exceptional management teams and consistent, long-term operating histories. This investment style will focus on more consistent growth of capital while seeking to reduce volatility of returns. The Large Cap Value segment will seek to invest in established, undervalued companies that the manager believes to be experiencing a fundamental, positive change that is not reflected in the stock price.

8. Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

  11 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                               2003/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)/       2000/(2)(3)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.89           $9.55       $11.10       $12.34          $11.40
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                           0.01            0.06         0.03         0.03            0.02
 Net realized and unrealized gain (loss)         1.19           (2.72)       (1.58)       (1.12)           0.92
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.20           (2.66)       (1.55)       (1.09)           0.94
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                                --              --           --        (0.15)             --
 Capital                                           --              --           --        (0.00)*            --
----------------------------------------------------------------------------------------------------------------
Total Distributions                                --              --           --        (0.15)             --

---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $8.09           $6.89       $ 9.55       $11.10          $12.34
----------------------------------------------------------------------------------------------------------------
Total Return                                    17.42%++       (27.85)%     (13.96)%      (8.93)%          8.25%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)              $57,063         $51,360      $93,551     $132,618        $172,141
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.15%+          1.19%        1.18%        1.16%           1.17%+
 Net investment income                           0.20+           0.81         0.34         0.27            0.29+
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            20%             55%          37%          10%             15%
----------------------------------------------------------------------------------------------------------------

Class B Shares                                 2003/(1)(2)/    2003/(2)/    2002/(2)/    2001/(2)/       2000/(2)(3)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.70           $9.35       $10.96       $12.28          $11.40
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                   (0.02)           0.00*       (0.04)       (0.06)          (0.04)
 Net realized and unrealized gain (loss)         1.16           (2.65)       (1.57)       (1.11)           0.92
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.14           (2.65)       (1.61)       (1.17)           0.88
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                                --              --           --        (0.15)             --
 Capital                                           --              --           --        (0.00)*            --
----------------------------------------------------------------------------------------------------------------
Total Distributions                                --              --           --        (0.15)             --
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.84           $6.70       $ 9.35       $10.96          $12.28
----------------------------------------------------------------------------------------------------------------
Total Return                                    17.01%++       (28.34)%     (14.69)%      (9.63)%          7.72%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $110,494        $106,276     $194,364     $278,048        $348,987
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                        1.89%+          1.94%        1.92%        1.93%           1.94%+
 Net investment income (loss)                   (0.55)+          0.06        (0.41)       (0.51)          (0.48)+
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            20%             55%          37%          10%             15%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period August 31, 1999 (inception date) to April 30, 2000.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  12 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class L Shares                             2003/(1)(2)/   2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)(3)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.70        $9.35       $10.96      $12.28       $11.40
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 (0.02)        0.00*       (0.04)      (0.06)       (0.04)
 Net realized and unrealized gain (loss)       1.16        (2.65)       (1.57)      (1.11)        0.92
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            1.14        (2.65)       (1.61)      (1.17)        0.88
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                              --           --           --       (0.15)          --
 Capital                                         --           --           --       (0.00)*         --
-------------------------------------------------------------------------------------------------------
Total Distributions                              --           --           --       (0.15)          --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.84        $6.70       $ 9.35      $10.96       $12.28
-------------------------------------------------------------------------------------------------------
Total Return                                  17.01%++    (28.34)%     (14.69)%     (9.63)%       7.72%++
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $78,369      $74,027     $139,684    $207,209     $262,750
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.91%+       1.93%        1.92%       1.93%        1.93%+
 Net investment income (loss)                 (0.58)+       0.07        (0.41)      (0.51)       (0.48)+
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          20%          55%          37%         10%          15%
-------------------------------------------------------------------------------------------------------

(1) For the six months ended October 31, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period August 31, 1999 (inception date) to April 30, 2000.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  13 Smith Barney Premier Selections Large Cap Fund | 2003 Semi-Annual Report

                                 SMITH BARNEY
                       PREMIER SELECTIONS LARGE CAP FUND



          DIRECTORS                    INVESTMENT MANAGER
          Paul R. Ades                 Smith Barney Fund
          Herbert Barg                   Management LLC
          Dwight B. Crane
          R. Jay Gerken, CFA           DISTRIBUTORS
            Chairman                   Citigroup Global Markets Inc.
          Frank G. Hubbard             PFS Distributors, Inc.
          Jerome H. Miller
          Ken Miller                   CUSTODIAN
                                       State Street Bank and
          OFFICERS                       Trust Company
          R. Jay Gerken, CFA
          President and Chief          TRANSFER AGENT
          Executive Officer            Citicorp Trust Bank, fsb.
                                       125 Broad Street, 11th Floor
          Andrew B. Shoup*             New York, New York 10004
          Senior Vice President and
          Chief Administrative Officer SUB-TRANSFER AGENTS
                                       PFPC Inc.
          Richard L. Peteka            P.O. Box 9699
          Chief Financial Officer      Providence, Rhode Island
          and Treasurer                02940-9699

          Alan J. Blake                Primerica Shareholder Services
          Vice President and           P.O. Box 9662
          Investment Officer           Providence, Rhode Island
                                       02940-9662
          John B. Cunningham, CFA
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Robert I. Frenkel
          Secretary* and
          Chief Legal Officer

  * As of November 25, 2003.

   Smith Barney Investment Funds Inc.


   Smith Barney Premier Selections
   Large Cap Fund

   The Fund is a separate investment fund of the Smith Barney Investment Funds Inc., a Maryland corporation.






 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



 This report is submitted for the general information of the shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS
 LARGE CAP FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD01760 12/03                                                           03-5786

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

             Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

             Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: December 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Investment Funds Inc.

Date: December 29, 2003


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Investment Funds Inc.

Date: December 29, 2003